CONTINGENCIES	12 Months Ended
Jun. 30, 2021
Contingencies [abstract]
Contingencies
26

CONTINGENCIES
SIGNIFICANT ACCOUNTING JUDGEMENTS
The assessment

of whether

an obligating

event results

in a

liability or

a contingent

liability requires

the exercise

of significant
judgement

of

the

outcome

of

future

events

that

are

not

wholly

within

the

control

of

the

Group.

Litigation

and

other

judicial
proceedings

inherently

entail

complex

legal

issues

that

are

subject

to

uncertainties

and

complexities

and

are

subject

to
interpretation.
ACCOUNTING POLICIES
Contingent liabilities
A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only

by occurrence
or non-occurrence

of one

or more uncertain

future events not

wholly within

the control of

the Group.

A contingent liability

may
also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to
settle the obligation is not

viewed as probable, or the amount

of the obligation cannot be

reliably measured. When the Group

has
a

present

obligation,

an

outflow

of

economic

resources

is

assessed

as

probable

and

the

Group

can

reliably

measure

the
obligation, a provision is recognised.
Contingent assets
Contingent assets are

possible assets whose

existence will be

confirmed by the

occurrence or

non-occurrence of uncertain

future
events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more

likely

than not

that an

inflow

of benefits

will occur.

However,

when the

inflow

of

benefits

is virtually

certain

an asset

is
recognised in the statement of financial position, because that asset is no longer considered to be contingent.
26.1

CONTINGENT LIABILITY FOR OCCUPATIONAL

LUNG DISEASES
On May 3, 2018, former mineworkers and dependents of deceased mineworkers (“Applicants”) and Anglo American South
Africa Limited, AngloGold Ashanti Limited, Sibanye Gold Limited trading as Sibanye-Stillwater, Harmony Gold Mining Company
Limited, Gold Fields Limited, African Rainbow Minerals Limited and certain of their affiliates (“Settling Companies”) settled the class certification application in which the Applicants in each sought to certify class actions against gold mining houses cited therein on behalf of mineworkers who had worked for any of the particular respondents and who suffer from any occupational lung disease, including silicosis or tuberculosis.
The DRDGOLD Respondents, comprising DRDGOLD Limited and East Rand Proprietary Mines Limited, are not a party to the settlement between the Applicants and Settling Companies. The settlement agreement is not binding on the DRDGOLD
Respondents. The dispute, insofar as the class certification application and appeal thereof is concerned, still stands and has not terminated in light of the settlement agreement.
DRDGOLD maintains the view that it is too early to consider settlement of the matter, mainly for the following reasons:
• the Applicants have as yet not issued and served a summons (claim) in the matter;
• there is no indication of the number of potential claimants that may join the class action against the DRDGOLD Respondents;
• many principles upon which legal responsibility is founded, are required to be substantially developed by the trial court (and possibly subsequent courts of appeal) to establish liability on the bases alleged by the Applicants.
In light of the above there is inadequate information to determine if a sufficient legal and factual basis exists to establish liability, and to quantify such potential liability.
26.2

CONTINGENT LIABILITY FOR ENVIRONMENTAL

REHABILITATION
Mine residue deposits may have a potential pollution impact on ground water through seepage. The Group has taken certain preventative actions as well as remedial actions in an attempt to minimise the Group’s exposure and environmental contamination.
The flooding of the western and central basins has the potential to cause pollution due to Acid Mine Drainage (“AMD”)
contaminating the ground water. The government has appointed Trans-Caledon Tunnel Authority (“TCTA”) to construct a partial treatment plant to prevent the ground water being contaminated. TCTA completed the construction of the neutralisation plant for the Central Basin and commenced treatment during July 2014. As part of the heads of agreement signed in December 2012 between EMO, Ergo, ERPM and TCTA, sludge emanating from this plant since August 2014 has been co-disposed onto the
Brakpan/Withok Tailings Storage facility. Partially treated water has been discharged by TCTA into the Elsburg Spruit.
This agreement includes the granting of access to the underground water basin through one of ERPM’s shafts and the rental of a site onto which it constructed its neutralisation plant. In exchange, Ergo and its associate companies including ERPM have a setoff against any future directives to make any contribution toward costs or capital of up to R250 million. Through this agreement, Ergo also secured the right to purchase up to 30 Ml of partially treated AMD from TCTA at cost, to reduce Ergo’s reliance on potable water for mining and processing purposes.
While the heads of agreement should not be seen as an unqualified endorsement of the state’s AMD solution, and do not affect our right to either challenge future directives or to implement our own initiatives should it become necessary, it is an encouraging development.
In view of the limitation of current information for the accurate estimation of a potential liability, no reliable estimate can be made for the possible obligation.
26

CONTINGENCIES
continued
26.3

CONTINGENCIES

REGARDING

EKURHULENI

METROPOLITAN

MUNICIPALITY

ELECTRICITY

TARIFF
DISPUTE
Refer note 24 PAYMENTS

MADE UNDER PROTEST for a full description of the matter.
Contingent liability
The Municipality has issued two summonses for

the recovery of arrears it alleges

it is owed amounting to R
74.0

million and R
31.6
million, respectively.

The group supported by the

external legal team is confident

that there is a

high probability that Ergo will

be
successful in defending the Summonses. Therefore, there is no present obligation as a result of a past event to pay the amounts
claimed by the Municipality.
Contingent asset
Ergo

instituted

a

counterclaim against

the

Municipality

for

the recovery

of

the

surcharges which

were

erroneously paid

to

the
Municipality in the

bona fide belief

that they were

due and payable

prior to the

Main Application of

approximately R
43

million (these
surcharges were expensed for accounting purposes).